EMPLOYEE OPTION PLANS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified		12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013 Matrix [Member]	Dec. 31, 2012 Matrix [Member]
Outstanding - Number of Options	543,840	2,100,000
Granted - Number of Options		0
Exercised - Number of Options		(75,000)
Forfeited - Number of Options		0
Outstanding - Number of Options	543,840	2,025,000	2,100,000
Exercisable - Number of Options		1,050,000
Outstanding - Weighted average exercise price		$ 3.85
Exercised - Weighted average exercise price		$ 0
Outstanding - Weighted average exercise price		$ 4.29	$ 3.85
Exercisable - Weighted average exercise price		$ 4.46
Outstanding - Weighted average remaining contractual term (in years)		1 year 11 months 16 days	2 years 9 months 18 days
Exercisable - Weighted average remaining contractual term (in years)		1 year 11 months 16 days
Outstanding - Aggregate Intrinsic Value		$ 976
Outstanding - Aggregate intrinsic value		1,671	976
Exercisable - Aggregate intrinsic value		$ 693